OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
OTHER PAYABLE AND ACCRUED EXPENSES
Attorney fees payable	$ 83,405	$ 69,831
Accrued payroll	17,759	25,246
Total	$ 101,164	$ 95,077